NOTE 11 - SUBSEQUENT EVENT	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012
Subsequent Events [Abstract]
NOTE 11 - SUBSEQUENT EVENT

NOTE 11 - SUBSEQUENT EVENT

On October 6th through October 27, 2013 we issued four Promissory Notes totaling $175,000. One of the Promissory Notes in the amount $50,000 was in lieu of payment of cash for an outstanding balance due to a consultant of the Company.

The promissory notes carry a 6% annual interest rate and is payable upon the earlier of (a) 24 months from the date of the promissory notes or (b) the Company reaching a settlement(s) on a patent infringement claim(s) and receiving an aggregate of at least $2 million net proceeds from such settlement(s).

The holders of the promissory notes shall receive repayment in the full face amount of the notes from the initial $500,000 the Company actually receives from the net proceeds of its patent infringement claim(s) or from the net proceeds of a public offering. In addition, the holders shall receive a preferred return (i) in an amount equal to up to 200% of the initial face amount of the notes out of available cash by sharing with all other investors in this series of notes in the allocation of 50% of the available cash received by the Company from $2M - $4M and (ii) in an amount equal to up to 100% of the initial face amount of the notes out of available cash by sharing with all other investors in this series of notes in the allocation of 25% of the available cash received by the Company from $4M - $6M. In other words, if the Company collects $6M in the net proceeds of available cash, the holder will receive a return equal to 400% of its investment.

Subsequent Events

On March 14, 2013 the Company entered into strategic financing agreements with several institutional investors that could provide the Company with up to $2.3 million of debt financing based upon the amount of conversions and redemptions. The transaction documents provide, among other things, that (i) the investors will receive five year warrants in an amount equal to 100% of the number of shares of our common stock the investors would receive if the Notes (defined below) were converted on March 13, 2013, at an exercise price of $0.50 per share, (ii) $1.950 million of the funds will deposited in one of our bank accounts but will be subject to a control account agreement which will provide that the Company can only withdraw funds from the account as the investors convert or redeem the Notes, (iii) the investors have demand and piggy-back registration rights for the shares of common stock underlying the warrants and Notes, (iv) the Notes will be secured by a first priority security interest in all of our assets, other than its patents, (v) each investor may not convert any Note or exercise any warrants if doing so will cause the investor to own more than 4.99% of our outstanding common stock at any time, although under certain circumstances they can each own up to 9.99% of our outstanding common stock, (vi) we paid $40,000 of the investors’ legal fees incurred with respect to this transaction, and (vii) for the next three years the investors have a right to participate in up to 50% of any of our future financings. The warrants and Notes contain standard anti-dilution provisions and the Securities Purchase Agreements contains standard covenants for a financing of this nature. In the event the Company acquire any subsidiaries while the Notes are outstanding, such subsidiaries will be obligated to guaranty the Notes and any other obligations we owe to the investors pursuant to the transaction documents.

We will issue an aggregate of $2.4 million face amount of Senior Secured Convertible Notes (the “Notes”). The Notes are divided into Series A, Series B and Series C with the Series A and B Notes aggregating to $1.95 million and the Series C Notes aggregating to $450,000. All of the Notes carry a 14% annual interest rate and are payable on March 13, 2016. Until July 1, 2013 (i) the Series A Notes initially convert into our common stock at a rate of $0.50 per share, (ii) the Series B initially convert at a rate of $0.75 per share and (iii) the Series C Notes initially convert at a rate of $0.35 per share, in each case subject to adjustments as provided in the Notes. Commencing July 1, 2013, the conversion rate for all Notes becomes the lower of (x) the conversion rate described above or (y) 85% of the average of the daily VWAP of each trading day during the twenty (20) consecutive trading day period ending on the trading day immediately prior to the conversion date, subject to adjustments as provided in the Notes. We have the right to redeem, at 120% of face value, up to 75% of the Series A and Series B Notes.